Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2023	Apr. 11, 2023	Jan. 27, 2023	Dec. 31, 2022	Nov. 29, 2022	Oct. 22, 2022	Sep. 30, 2022	Sep. 30, 2021
Convertible notes payable, net
Theralink Technologies Inc [Member]
Principal amount	8,986,605	$ 17,961,798	$ 17,961,798		$ 17,961,798		$ 2,475,000
Less: debt discount	(3,799,271)						(2,028,719)
Convertible notes payable, net	5,187,334					$ 200,000	446,281
Less: current portion of convertible notes payable - related parties	(5,187,334)
Convertible notes payable, net – long-term							446,281
Principal amount – related parties	9,130,292						4,150,000	1,000,000
Less: debt discount – related parties	(3,820,629)						(1,844,186)	(935,019)
Convertible notes payable - related parties, net	5,309,663						2,305,814	64,981
Less: current portion	(5,309,663)						(1,000,000)
Convertible notes payable - related parties, net – long-term							1,305,814	64,981
Total convertible notes payable, net	10,496,997						2,752,095	64,981
Convertible notes payable, net							446,281
Convertible notes payable - related parties, net	$ 5,309,663						$ 2,305,814	$ 64,981